Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Due Under Operating Leases

Future minimum lease payments

The following table summarizes the future minimum lease payments due under all operating leases as of March 31, 2019:

(In thousands)
2019	3,955
2020	6,497
2021	4,700
2022	4,448
2023	3,314
Thereafter	23,400
Total contractual obligations	46,314